FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 7.6	$ 3.3
Financial assets at amortised cost		209.7	143.3
Financial assets		217.3	146.6
Financial liabilities, at fair value		0.2	4.8
Financial liabilities at amortised cost		809.3	740.0
Financial liabilities		809.1	744.8
Mortgage debt and bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0.0	0.0
Financial liabilities at amortised cost	[1]	720.9	669.6
Financial liabilities	[1]	720.9	669.6
Financial lease
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Financial liabilities at amortised cost	[2]	28.2	13.6
Financial liabilities	[2]	28.2	13.6
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Financial liabilities at amortised cost	[2]	26.2	28.5
Financial liabilities	[2]	26.2	28.5
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	(0.2)	4.8
Financial liabilities at amortised cost	[2]	34.0	28.3
Financial liabilities	[2]	33.8	33.1
Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	0.0	0.0
Financial assets at amortised cost	[2]	71.3	62.5
Financial assets	[2]	71.3	62.5
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7.6	3.3
Financial assets at amortised cost		4.2	4.8
Financial assets		11.8	8.1
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	0.0	0.0
Financial assets at amortised cost	[2]	134.2	76.0
Financial assets	[2]	134.2	76.0
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0.0	0.0
Financial liabilities, at fair value		0.0	0.0
Level 1 | Mortgage debt and bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0.0	0.0
Level 1 | Financial lease
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Level 1 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Level 1 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Level 1 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	0.0	0.0
Level 1 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0.0	0.0
Level 1 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	0.0	0.0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7.6	3.3
Financial liabilities, at fair value		(0.2)	4.8
Level 2 | Mortgage debt and bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0.0	0.0
Level 2 | Financial lease
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Level 2 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Level 2 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	(0.2)	4.8
Level 2 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	0.0	0.0
Level 2 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7.6	3.3
Level 2 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	0.0	0.0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0.0	0.0
Financial liabilities, at fair value		0.0	0.0
Level 3 | Mortgage debt and bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0.0	0.0
Level 3 | Financial lease
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Level 3 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Level 3 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0.0	0.0
Level 3 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	0.0	0.0
Level 3 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0.0	0.0
Level 3 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	$ 0.0	$ 0.0

[1]	See note 15.
[2]	Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.